Related Party Transactions - Schedule of Due From Related Parties (Details) - USD ($)	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Due from related parties	$ 259,036	$ 116,021
Masteryasia (M) Sdn Bhd [Member]
Due from related parties	205,481	109,312
Quest Consulting Ltd [Member]
Due from related parties	4,735	2,187
Castlefield Realty International Holdings Sdn Bhd [Member]
Due from related parties	$ 48,820	$ 4,522